INVESTMENT IN BIOCANCELL (Schedule of Investment) (Details) (BioCancell Therapeutics, Inc. [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Jul. 31, 2008
BioCancell Therapeutics, Inc. [Member]
Schedule of Cost-method Investments [Line Items]
Investment in BioCancell	$ 85	$ 397	$ 500